Employee benefits - Narrative (Details)	12 Months Ended
	Sep. 30, 2018 CAD ($) plan	Sep. 30, 2017 CAD ($)
Disclosure of defined benefit plans [line items]
Annual contributions	$ 24,243,000
Pension cost for defined contribution plans	233,376,000	$ 234,122,000
Deferred compensation plan liabilities	58,197,000	48,379,000
Deferred compensation plan assets	$ 56,900,000	46,906,000
U.K.
Disclosure of defined benefit plans [line items]
Number of defined benefit pension plans | plan	3
Annual contributions	$ 20,151,000
Other
Disclosure of defined benefit plans [line items]
Annual contributions	4,092,000
U.S. Commercial and State Government
Disclosure of defined benefit plans [line items]
Deferred compensation plan assets	56,642,000	46,480,000
CMG U.K. Pension Scheme
Disclosure of defined benefit plans [line items]
Quarterly payments to cover deficit	3,867,000
Administration expenses, quarterly	$ 304,000
CMG U.K. Pension Scheme | U.K.
Disclosure of defined benefit plans [line items]
Equity investments, target allocation percentage of plan assets	33.00%
Bond investments, target allocation percentage of plan assets	67.00%
Logica U.K. Pension & Life Assurance Scheme | U.K.
Disclosure of defined benefit plans [line items]
Equity investments, target allocation percentage of plan assets	20.00%
Bond investments, target allocation percentage of plan assets	80.00%
Logica Defined Benefit Pension Plan
Disclosure of defined benefit plans [line items]
Monthly payments to cover deficit	$ 155,000
Administration expenses, monthly	$ 10,000
Logica Defined Benefit Pension Plan | U.K.
Disclosure of defined benefit plans [line items]
Equity investments, target allocation percentage of plan assets	30.00%
Bond investments, target allocation percentage of plan assets	70.00%
Alecta multi-employer plan
Disclosure of defined benefit plans [line items]
Annual contributions	$ 28,575,000
Pension cost for defined contribution plans	$ 36,645,000	$ 34,208,000
Proportion of total contributions to the plan	0.81%
Proportion of total number of active members in the plan	0.53%
Collective funding solvency percentage	159.00%	158.00%
Alecta multi-employer plan | Minimum
Disclosure of defined benefit plans [line items]
Collective funding solvency allowed	125.00%
Alecta multi-employer plan | Maximum
Disclosure of defined benefit plans [line items]
Collective funding solvency allowed	175.00%